Note 52 (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Fees for audits conducted and other related services [Table Text Block]	The details of the fees for the services contracted by entities of the BBVA Group for the years ended December 31, 2021, 2020 and 2019 with their respective auditors and other audit entities are as follows:

Fees for Audits conducted and other related services (*) (Millions of euros)
	2021	2020	2019
Audits of the companies audited by firms belonging to the KPMG worldwide organization and other reports related with the audit (**)	24.4	27.7	28.1
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the Group operates, reviewed by firms belonging to the KPMG worldwide organization	1.5	1.3	1.5
Fees for audits conducted by other firms	0.2	0.2	—
(*) Regardless of the billed year.
(**) Including fees pertaining to annual legal audits (€21.0, €23.6 and €24.1 million as of December 31, 2021, 2020 and 2019, respectively).

Other services rendered [Table Text Block]
In the years ended December 31, 2021, 2020 and 2019, certain entities in the BBVA Group contracted other services (other than audits) as follows:

Other Services rendered (Millions of Euros)
	2021	2020	2019
Firms belonging to the KPMG worldwide organization	0.2	0.4	0.3

Fees for audits conducted [Table Text Block]
This total of contracted services includes the detail of the services provided by KPMG Auditores, S.L. to BBVA, S.A. or its controlled companies at the date of preparation of these consolidated financial statements as follows:

Fees for audits conducted (*) (Millions of Euros)
	2021	2020	2019
Legal audit of BBVA,S.A. or its companies under control	7.2	6.5	6.5
Other audit services of BBVA, S.A. or its companies under control	5.2	5.4	5.5
Limited Review of BBVA, S.A. or its companies under control	0.9	0.9	0.9
Reports related to issuances	0.1	0.3	0.3
Assurance services and other required by the regulator	0.8	0.9	0.8
(*) Services provided by KPMG Auditores, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.